Derivative Financial Instruments - Change in Notional Amounts (Details 2) - AIGFP - Cross currency interest rate $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($)
Fair value of derivative instruments
Notional amount, beginning of period	$ 417
Discontinued and terminated contracts	(417)
Notional amount, end of period	$ 0